CONVERTIBLE DEBT - Convertible debt (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CONVERTIBLE DEBT
Convertible notes payable	$ 7,006,545	$ 8,542,323	$ 2,178,685
Amended 2022 Convertible Notes
CONVERTIBLE DEBT
Convertible notes payable			1,369,734
2023 Convertible Notes
CONVERTIBLE DEBT
Convertible notes payable			$ 808,951
2024 Convertible Notes
CONVERTIBLE DEBT
Convertible notes payable		2,547,209
Assumed 2024 Note
CONVERTIBLE DEBT
Convertible notes payable		3,630,000
SEPA Convertible Note
CONVERTIBLE DEBT
Convertible notes payable		$ 2,365,114